QUARTERLY RESULTS (UNAUDITED) (Details) - USD ($)	3 Months Ended									9 Months Ended		12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Selected unaudited quarter data
Depreciation	$ 7,000	$ 26,000	$ 27,000	$ 28,000	$ 28,000	$ 33,000	$ 49,000	$ 69,000	$ 86,000	$ 42,000	$ 83,000	$ 109,000	$ 237,000
General, administrative and other operating	3,380,000	1,434,000	3,266,000	1,829,000	1,877,000	2,841,000	2,721,000	3,633,000	3,962,000	11,627,000	6,972,000	8,406,000	13,157,000
Full impairment of unproved oil and gas properties			14,331,000							753,000	14,331,000	14,331,000
Loss from operations	$ (3,387,000)	(1,460,000)	(17,624,000)	(1,857,000)	(1,905,000)	(2,874,000)	(2,770,000)	(3,702,000)	(4,048,000)	$ (12,422,000)	$ (21,386,000)	$ (22,846,000)	$ (13,394,000)
Net loss		$ (1,460,000)	$ (17,624,000)	$ (1,857,000)	$ (1,905,000)	$ (2,874,000)	$ (2,770,000)	$ (3,701,000)	$ (4,047,000)
Basic and diluted loss per share (in dollars per share)	$ (0.16)	$ (0.07)	$ (0.84)	$ (0.09)	$ (0.09)	$ (0.14)	$ (0.13)	$ (0.18)	$ (0.19)	$ (0.42)	$ (1.02)	$ (1.09)	$ (0.64)